TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUND — 51.9%
	EQUITY - 51.9%
255,000	Timothy Plan High Dividend Stock ETF(a)			$9,825,150

	TOTAL EXCHANGE-TRADED FUND (Cost $8,730,563)			9,825,150

Principal Amount ($)
	ASSET BACKED SECURITIES — 2.1%
	CLO — 0.7%
135,000	Kubota Credit Owner Trust 2025-2 Series 2A A3(b)	4.4200	09/17/29	136,375

	OTHER ABS — 1.4%
85,000	CNH Equipment Trust 2025-A Series A A3	4.3600	08/15/30	85,903
180,000	John Deere Owner Trust 2025 Series A A3	4.2300	09/17/29	181,363
				267,266
	TOTAL ASSET BACKED SECURITIES (Cost $399,982)			403,641

	CORPORATE BONDS — 11.6%
	CHEMICALS — 0.7%
85,000	Nutrien Ltd.	4.0000	12/15/26	84,975
60,000	Nutrien Ltd.	2.9500	05/13/30	56,740
				141,715
	COMMERCIAL SUPPORT SERVICES — 0.5%
35,000	Republic Services, Inc.	5.0000	04/01/34	35,975
50,000	Waste Management, Inc.	4.6250	02/15/33	50,766
				86,741
	ELECTRIC UTILITIES — 1.1%
135,000	American Electric Power Company, Inc.	3.2000	11/13/27	133,149
70,000	National Rural Utilities Cooperative Finance Corporation	5.0500	09/15/28	71,844
				204,993
	GAS & WATER UTILITIES — 0.7%
130,000	NiSource, Inc.	3.4900	05/15/27	129,175

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
55,000	Cboe Global Markets, Inc.	3.6500	01/12/27	$54,889

	MACHINERY — 0.6%
55,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	55,099
55,000	John Deere Capital Corporation	3.9000	06/07/32	53,961
				109,060
	METALS & MINING — 1.7%
75,000	BHP Billiton Finance USA Ltd.	5.1250	02/21/32	77,859
85,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	88,447
70,000	Rio Tinto Finance USA plc	5.0000	03/14/32	72,367
70,000	Rio Tinto Finance USA plc	5.0000	03/09/33	71,995
				310,668
	OIL & GAS PRODUCERS — 2.7%
115,000	Columbia Pipelines Holding Company, LLC(b)	6.0420	08/15/28	119,551
130,000	Columbia Pipelines Operating Company, LLC(b)	5.6950	10/01/54	123,442
70,000	Energy Transfer, L.P.	5.6000	09/01/34	72,170
120,000	Energy Transfer, L.P.	6.2500	04/15/49	119,133
70,000	Enterprise Products Operating, LLC	5.3500	01/31/33	73,229
				507,525
	REAL ESTATE INVESTMENT TRUSTS — 1.6%
70,000	American Tower Corporation	5.3500	03/15/35	71,896
95,000	Digital Realty Trust, L.P.	3.7000	08/15/27	94,497
19,000	Extra Space Storage, L.P.	3.9000	04/01/29	18,784
120,000	Healthpeak Properties, Inc.	3.5000	07/15/29	116,720
				301,897
	RETAIL - CONSUMER STAPLES — 0.5%
95,000	Dollar General Corporation	4.1250	05/01/28	95,176

	RETAIL - DISCRETIONARY — 0.6%
110,000	Tractor Supply Company	5.2500	05/15/33	113,911

	TRANSPORTATION & LOGISTICS — 0.6%
130,000	CSX Corporation	3.2500	06/01/27	128,930

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 11.6% (Continued)
	TOTAL CORPORATE BONDS (Cost $2,144,055)			$2,184,680

	NON U.S. GOVERNMENT & AGENCIES — 1.8%
	LOCAL AUTHORITY — 0.7%
135,000	Province of Ontario Canada	2.5000	04/27/26	134,389

	SOVEREIGN — 1.1%
200,000	Israel Government International Bond	5.5000	03/12/34	207,102

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $328,225)			341,491

	U.S. GOVERNMENT & AGENCIES — 31.3%
	AGENCY FIXED RATE — 16.6%
81,873	Fannie Mae Pool FM5537	2.0000	01/01/36	76,041
52,450	Fannie Mae Pool MA4316	2.5000	04/01/36	49,673
16,421	Fannie Mae Pool MA4475	2.5000	10/01/41	14,811
49,165	Fannie Mae Pool MA4617	3.0000	04/01/42	46,028
37,829	Fannie Mae Pool FM4053	2.5000	08/01/50	32,668
43,469	Fannie Mae Pool CA8897	3.0000	02/01/51	39,246
6,015	Fannie Mae Pool MA4258	3.5000	02/01/51	5,626
17,088	Fannie Mae Pool FM6550	2.0000	03/01/51	14,115
31,158	Fannie Mae Pool CB0855	3.0000	06/01/51	27,805
53,414	Fannie Mae Pool FS3744	2.0000	07/01/51	43,680
82,340	Fannie Mae Pool FS1807	3.5000	07/01/51	77,065
122,816	Fannie Mae Pool CB1384	2.5000	08/01/51	105,988
58,593	Fannie Mae Pool FS9085	3.0000	12/01/51	52,127
26,821	Fannie Mae Pool BU1322	2.5000	02/01/52	23,152
85,427	Fannie Mae Pool CB3486	3.5000	05/01/52	79,344
58,529	Fannie Mae Pool FS1704	4.0000	05/01/52	56,165
151,635	Fannie Mae Pool BV8017	4.5000	08/01/52	148,848

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.3% (Continued)
	AGENCY FIXED RATE — 16.6% (Continued)
93,360	Fannie Mae Pool MA4733	4.5000	09/01/52	$91,625
80,734	Fannie Mae Pool FS3159	4.5000	10/01/52	79,639
71,580	Fannie Mae Pool FS4075	5.0000	04/01/53	72,181
83,555	Fannie Mae Pool FS5044	4.5000	06/01/53	82,741
117,692	Fannie Mae Pool MA5039	5.5000	06/01/53	119,811
80,377	Fannie Mae Pool FS8291	5.5000	07/01/53	82,476
79,075	Fannie Mae Pool FS6787	6.0000	01/01/54	82,401
86,833	Fannie Mae Pool CB7980	5.5000	02/01/54	88,893
22,271	Fannie Mae Pool FS8138	6.5000	06/01/54	23,440
82,961	Fannie Mae Pool FS9456	5.5000	11/01/54	84,356
36,521	Ginnie Mae I Pool 723248	5.0000	10/15/39	37,597
38,669	Ginnie Mae I Pool 783403	3.5000	09/15/41	36,183
34,953	Ginnie Mae II Pool MA3376	3.5000	01/20/46	32,606
26,039	Ginnie Mae II Pool MA3596	3.0000	04/20/46	23,748
22,154	Ginnie Mae II Pool MA3663	3.5000	05/20/46	20,666
28,967	Ginnie Mae II Pool MA3736	3.5000	06/20/46	27,016
9,872	Ginnie Mae II Pool MA4509	3.0000	06/20/47	9,010
27,677	Ginnie Mae II Pool MA4652	3.5000	08/20/47	25,835
26,040	Ginnie Mae II Pool MA4719	3.5000	09/20/47	24,121
49,639	Ginnie Mae II Pool MA4778	3.5000	10/20/47	46,136
18,363	Ginnie Mae II Pool MA6092	4.5000	08/20/49	18,100
14,080	Ginnie Mae II Pool MA6156	4.5000	09/20/49	13,921
38,218	Ginnie Mae II Pool BN2662	3.0000	10/20/49	34,475
15,248	Ginnie Mae II Pool MA6221	4.5000	10/20/49	15,205
13,413	Ginnie Mae II Pool MA6478	5.0000	02/20/50	13,674
16,301	Ginnie Mae II Pool MA6544	4.5000	03/20/50	16,140
10,386	Ginnie Mae II Pool MA6545	5.0000	03/20/50	10,609
16,956	Ginnie Mae II Pool MA6600	3.5000	04/20/50	15,653
15,305	Ginnie Mae II Pool MA6601	4.0000	04/20/50	14,609
19,267	Ginnie Mae II Pool MA6603	5.0000	04/20/50	19,603
38,674	Ginnie Mae II Pool MA7255	2.5000	03/20/51	33,452
31,364	Ginnie Mae II Pool MA7418	2.5000	06/20/51	27,129
90,956	Ginnie Mae II Pool MA7419	3.0000	06/20/51	82,004
97,443	Ginnie Mae II Pool MA7472	2.5000	07/20/51	84,285

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 31.3% (Continued)
	AGENCY FIXED RATE — 16.6% (Continued)
86,266	Ginnie Mae II Pool CE1974	3.0000	08/20/51	$78,673
67,332	Ginnie Mae II Pool CE1990	2.5000	09/20/51	58,198
109,061	Ginnie Mae II Pool MA7768	3.0000	12/20/51	98,327
45,683	Ginnie Mae II Pool MA7829	3.5000	01/20/52	42,095
58,864	Ginnie Mae II Pool MA7939	4.0000	03/20/52	56,112
93,854	Ginnie Mae II Pool MA8800	5.0000	04/20/53	94,068
101,564	Ginnie Mae II Pool MA8874	3.0000	05/20/53	92,612
85,196	Ginnie Mae II Pool MA8943	3.0000	06/20/53	76,827
77,593	Ginnie Mae II Pool MA9017	5.5000	07/20/53	78,886
66,000	Ginnie Mae II Pool MB0091	5.0000	12/20/54	65,969
24,448	Ginnie Mae II Pool MB0366	5.5000	05/20/55	24,712
				3,148,201
	U.S. TREASURY BILLS — 14.7%
180,000	United States Treasury Note	4.8750	04/30/26	180,731
200,000	United States Treasury Note	4.6250	04/30/29	206,555
605,000	United States Treasury Note	4.6250	04/30/31	630,405
810,000	United States Treasury Note	4.2500	08/15/35	817,594
320,000	United States Treasury Note	4.5000	02/15/44	310,700
635,000	United States Treasury Note	4.7500	08/15/55	627,063
				2,773,048
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $6,047,766)			5,921,249

Shares
	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND - 1.0%
180,168	Fidelity Investments Money Market Government Portfolio, Class I, 3.64%(c) (Cost $180,168)			180,168

	TOTAL INVESTMENTS - 99.7% (Cost $17,830,759)			$18,856,379
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%			49,556
	NET ASSETS - 100.0%			$18,905,935

TIMOTHY PLAN GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

plc	- Public Limited Company

(a)	Investment in affiliate.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total market value of Rule 144A securities is $379,368 or 2.0% of net assets.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.